Share based payment arrangements - Summarized Cash Flows (Details) - EUR (€) € in Thousands			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash flows from operating activities			€ (6,598)	€ (6,592)	€ (7,331)
Cash flows from investing activities			3,921	4,641	(2,179)
Cash flows from financing activities			3,467	(1,157)	9,313
Net increase/ (decrease) in cash and cash equivalents			790	(3,108)	€ (197)
Share-based payment transaction with the non-controlling shareholder of a subsidiary				819
Right-of-use			3,191	3,984
Lease liabilities			3,124	3,610
Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary				216
Capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary				€ 603
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash flows from operating activities			(1,504)
Cash flows from investing activities			(39)
Cash flows from financing activities			963
Net increase/ (decrease) in cash and cash equivalents			€ (580)
Minority ownership interest (as a percent)	30.00%	4.175%
Lease period	6 years
Rent free lease period	3 years
Right-of-use	€ 813
Lease liabilities	813
voxeljet China | Non-controlling interests
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary	216
voxeljet China | Capital reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transaction with the non-controlling shareholder of a subsidiary	€ 604